THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlus AssuranceSM Bonus

Supplement dated November 8, 2012 to the Prospectus dated May 1, 2012

As of December 3, 2012, the ChoicePlus AssuranceSM Bonus variable annuity contract is no longer available for purchase. This supplement is for informational purposes and is not applicable to existing contract owners.

Please retain this Supplement for future reference.